IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of impairment of assets [Abstract]
IMPAIRMENT OF ASSETS	IMPAIRMENT OF ASSETS
CGU Determination and Indicators of Impairment
In updating its determination of CGUs and applying any related indicators of impairment, the Company took into consideration any manufacturing facility closures and other related activities that may have taken place over the course of the year; the expected costs, timeline, and future benefits expected from its major capital expenditure projects; the impact of acquisitions; as well as changes in the interdependencies of cash flows among the Company’s manufacturing sites. As a result of this analysis, the Company’s CGUs consist of the following:
•The tapes and films CGU (the "T&F CGU") includes the Company’s tape and film manufacturing locations in the United States, Canada and India.
•Polyair continues to be considered a separate CGU by management, despite integration efforts making significant progress in 2019 and in 2020 and in continuing towards furthering operational alignment and interdependency of cash flows within the T&F CGU. Management monitors the goodwill balance of Polyair combined with the T&F CGU assets as it remains focused on achieving its strategic plan of developing significant acquisition synergies and, as a result of those synergies, having greater interdependencies of cash flows. Accordingly, the assets of Polyair are included in the tapes and film impairment test discussed further below (the “T&F Group”).
•The engineered coated products CGU (“ECP CGU") includes the Company’s engineered coated products manufacturing facilities located in the United States, Canada and India.
•As discussed in Note 19, the Company acquired the operating assets of Nortech in February 2020, which consists of one manufacturing facility ("Nortech CGU") that operates largely on a standalone basis and with its own customer base.
•The Company has an additional CGU consisting of a single manufacturing facility located in Portugal, which does not contain any long-lived intangible assets or goodwill and, as such, is not subject to annual impairment testing.
During the year ended December 31, 2020, with the exception of Nortech for which management conducted an impairment test during the second quarter resulting in no impairment for that CGU, there were no other indicators of impairment for any of the CGUs previously described. Due to the existence of recorded goodwill and indefinite-lived intangible assets associated with the T&F Group, the ECP CGU and the Nortech CGU, the Company conducted impairment tests as discussed further below. The tests did not result in any impairment being recognized as of December 31, 2020 and 2019. Unrelated to the impairment tests performed at the CGU level, there were impairments of certain individual assets as disclosed in the impairments table below, which primarily relate to manufacturing facility closures, restructuring and other related charges.
The Company also considers indicators for the reversal of prior impairment charges recorded. This analysis of indicators is based on the recent and projected results of CGUs and specific asset groups that were previously impaired. For the years ended December 31, 2020 and 2019, these analyses did not result in any impairment reversals.
Impairment Testing
All of the Company’s carrying amounts of goodwill, intangible assets with indefinite useful lives and software not yet available for use as of December 31, 2020 and 2019 relate to the T&F Group, the ECP CGU and the Nortech CGU. The Company performed the required annual impairment testing for these asset groups during the fourth quarter of 2020 and 2019. The impairment test for the asset groups was determined based on their value in use. Key assumptions used in each discounted cash flow projection, management’s approach to determine the value assigned to each key assumption, and other information as required for the asset groups are outlined in the tables below. Changes in the key assumptions below that the Company believes are reasonably possible would not be expected to cause the carrying amount of the asset groups to exceed its recoverable amount, in which case an impairment would otherwise be recognized.

Revenue and other future assumptions used in these models were prepared in accordance with IAS 36 – Impairment of Assets and do not include the benefit from obtaining, or the incremental costs to obtain, growth initiatives or cost reduction programs that the Company may be planning but has not yet undertaken within its current asset base.
Details of the key assumptions used in impairment tests performed as of December 31, 2020 are outlined below:

	T&F Group	ECP CGU	Nortech CGU
Carrying amount allocated to the asset group:
Goodwill	$101,568	$5,686	$25,640
Intangible assets with indefinite useful lives	$14,493	—	$1,616

	T&F Group	ECP CGU	Nortech CGU
Results of test performed as of December 31, 2020:
Forecast period annual revenue growth rates (1)	9.4% in 2021, 2.3%-3.1% thereafter	11.5% in 2021, 3.1% in 2022, tapering down to 2.5% thereafter	35.2% in 2021, 54.6% in 2022, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%	12.5%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.3%	2.5%	2.5%
Income tax rate (4)	28.0%	27.0%	25.5%
(1)For all three models, the annual revenue growth rates for the forecast period are based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth. For 2021, anticipated revenue growth used in these analyses is partially attributable to expected increases in selling prices due to the passing through of higher raw material costs to customers.

For the T&F Group, projections assume that the Company’s revenue will grow due to growth in the e-commerce channel and areas of recent capital investment in the short term, and consistent with United States gross domestic product average projections over the longer term.

For the ECP CGU, projections expect additional revenue from the recent Capstone investment and recovery from COVID-19 demand disruptions in the short term, and sustained growth levels consistent with United States gross domestic product over the longer term.

For the Nortech CGU, projections expect the business to achieve growth in the acquisition business case, which has been delayed by national lockdowns and restricted customer capital expenditures due to the global COVID-19 pandemic. The initial high rate of growth anticipated in 2021 is largely due to an expected recovery from these delays in fulfilling the customer order backlog.
(2)The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.
(3)Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.
(4)The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2020 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU	Nortech CGU
Forecast period annual revenue growth rates	9.4% in 2021, 0% thereafter	11.5% in 2021, 1.0% thereafter	0% in 2021 and 2022, 109.1% in 2023, tapering down to 2.5% thereafter
Discount rate	11.0%	12.6%	14.5%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1.0%	1.0%	1.5%
Income tax rate	35.0%	37.0%	28.0%
There was no indication of any impairment resulting from changing the individual assumptions above.
Details of the key assumptions used in impairment tests performed as of December 31, 2019 are outlined below:

	T&F Group	ECP CGU
Carrying amount allocated to the asset group
Goodwill	$101,846	$5,831
Intangible assets with indefinite useful lives	$14,359	—
Results of test performed as of December 31, 2019:
Forecast period annual revenue growth rates (1)	1.3% in 2020, 2.3%-3.1% thereafter	6.3% in 2020, 2.8% in 2021, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.3%	2.5%
Income tax rate (4)	28.0%	27.0%

(1)For both models, the annual revenue growth rates for the forecast period are based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth.

For the T&F Group, projections assume that the Company's revenue will grow consistent with United States gross domestic product average projections, and from anticipated synergies realized from Polyair cross-selling opportunities, included discretely through 2022.

For the ECP CGU, projections expect additional ramping of revenue from the group due to integration and capital expenditure efforts through 2021, and then tapering down to sustained growth levels consistent with United States gross domestic product.
(2)The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.
(3)Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.
(4)The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.

Sensitivity analysis performed as of December 31, 2019 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU
Forecast period annual revenue growth rates	1.3% in 2020, 0% thereafter	6.3% in 2020, 1.0% thereafter
Discount rate	11.0%	12.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1.0%	1.0%
Income tax rate	35.0%	37.0%
There was no indication of any impairment resulting from changing the individual assumptions above.
Impairments

Impairments recognized during the year ended December 31, 2020 and 2019 and reversals of impairments recognized during the year ended December 31, 2019 are presented in the table below. There were no reversals of impairments recognized during the year ended December 31, 2020.

	2020	2019
	Impairment recognized	Impairment recognized	Impairment reversed
	$	$	$
Classes of assets impaired
Manufacturing facility closures, restructuring and other related charges
Inventories	596	634	(504)
Property, plant and equipment
Buildings	—	236	—
Manufacturing equipment	—	987	(751)
Computer equipment and software	—	114	—
Furniture, office equipment and other	—	18	—
Construction in progress	—	65	—
	596	2,054	(1,255)
Cost of sales
Inventories	1,179	2,877	—
Property, plant and equipment
Manufacturing equipment	127	224	—
Computer equipment and software	—	35	—
Construction in progress	86	542	—
Intangibles	371	72	—
	1,763	3,750	—
Total	2,359	5,804	(1,255)
The assets impaired during the year ended December 31, 2020 were primarily impairments of inventories related to slow-moving and obsolete goods, including inventory associated with the Montreal, Quebec manufacturing facility closure. The assets impaired during the year ended December 31, 2019 were primarily impairments of inventories related to slow-moving and obsolete goods, as well as assets impaired as a result of the closure of the Montreal, Quebec and Johnson City, Tennessee manufacturing facilities.
The Company used its best estimate in assessing the likely outcome for each of the assets. The recoverable amount of the assets in all cases was fair value less costs to sell.